Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net income	¥ 622,260	¥ 966,550	¥ 547,279
Adjustments to reconcile net income to net cash provided by operating activities -
Depreciation and amortization, including amortization of deferred insurance acquisition costs and contract costs	416,642	374,026	361,444
Amortization of film costs	329,809	348,493	359,274
Accrual for pension and severance costs, less payments	8,948	(33,631)	4,113
Other operating (income) expense, net	(3,611)	(71,568)	4,072
(Gain) loss on securities investments, net (other than financial services business)	20,177	(118,630)	3,438
(Gain) loss on marketable securities and securities investments held in the financial services business, net	93,088	(66,383)	(47,119)
Deferred income taxes	4,799	(121,650)	24,085
Equity in net (income) loss of affiliated companies, net of dividends	(5,114)	7,947	(2,956)
Changes in assets and liabilities:
(Increase) decrease in notes and accounts receivable, trade and contract assets	62,654	1,144	(80,004)
(Increase) decrease in inventories	40,315	30,455	(51,508)
Increase in film costs	(361,194)	(410,994)	(362,496)
Increase (decrease) in notes and accounts payable, trade	(91,435)	18,534	(87,939)
Increase (decrease) in accrued income and other taxes	(40,144)	(20,039)	29,181
Increase in future insurance policy benefits and other	520,683	544,179	495,419
Increase in deferred insurance acquisition costs	(99,433)	(88,807)	(86,779)
Increase in marketable securities held in the life insurance business	(124,270)	(64,034)	(89,797)
(Increase) decrease in other current assets	(37,286)	16,576	3,776
Increase (decrease) in other current liabilities	(27,083)	56,723	151,805
Other	19,940	(110,153)	78,683
Net cash provided by operating activities	1,349,745	1,258,738	1,253,971
Cash flows from investing activities:
Payments for purchases of fixed assets	(439,761)	(312,644)	(262,989)
Proceeds from sales of fixed assets	18,758	17,585	60,599
Payment for EMI Music Publishing acquisition, net of cash acquired		(244,197)
Proceeds from sales of businesses	12,816		44,624
Other	(14,729)	(30,821)	(12,046)
Net cash used in investing activities	(1,352,278)	(1,307,445)	(823,068)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	118,447	94,351	125,092
Payments of long-term debt	(198,055)	(382,671)	(44,561)
Increase in short-term borrowings, net	193,332	123,979	35,145
Increase in deposits from customers in the financial services business, net	258,720	246,945	169,479
Dividends paid	(49,574)	(38,067)	(28,490)
Payments for purchase of treasury stock	(200,211)	(100,177)	(198)
Other	(17,107)	(35,203)	(10,011)
Net cash provided by (used in) financing activities	65,658	(122,884)	246,456
Effect of exchange rate changes on cash and cash equivalents, including restricted	(21,643)	52,465	(53,044)
Net increase (decrease) in cash and cash equivalents, including restricted	41,482	(119,126)	624,315
Cash and cash equivalents, including restricted, at beginning of the fiscal year	1,473,813	1,592,939	968,624
Cash and cash equivalents, including restricted, at end of the fiscal year	1,515,295	1,473,813	1,592,939
Less - Restricted cash and cash equivalents, included in other current assets and other assets	2,938	3,740	6,610
Cash and cash equivalents at end of the fiscal year	1,512,357	1,470,073	1,586,329
Cash paid during the fiscal year for -
Income taxes	216,922	210,499	101,092
Interest	10,000	10,882	12,169
Non-cash investing and financing activities -
Obtaining assets by entering into finance leases	6,478	32,541	21,762
Financial Services Business
Cash flows from investing activities:
Payments for investments and advances	(1,319,062)	(1,078,250)	(963,210)
Proceeds from sales or return of investments and collections of advances	343,740	309,498	317,159
Other than financial service business
Cash flows from investing activities:
Payments for investments and advances	(48,853)	(53,525)	(13,801)
Proceeds from sales or return of investments and collections of advances	14,456	2,442	¥ 6,596
Nile Acquisition LLC
Cash flows from financing activities:
Payment for purchase of noncontrolling interest		(32,041)
Spotify Technology SA
Cash flows from investing activities:
Proceeds to sale of shares		¥ 82,467
Olympus Corporation
Cash flows from investing activities:
Proceeds to sale of shares	80,357
Game Show Network LLC
Cash flows from financing activities:
Payment for purchase of noncontrolling interest	¥ (39,894)